Segment and geographic information - Profit or Loss and Assets for Reportable Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Revenues	$ 3,618,902	$ 2,659,941	$ 1,984,219
Total adjusted EBITDA	386,564	271,758	68,111
Depreciation and amortization	(119,777)	(120,394)	(126,853)
Gains from sale, insurance recovery and contribution in equity method investment of property and equipment	1,949	4,876	4,210
Write-offs of property and equipment	(3,143)	(3,095)	(4,501)
Impairment of long-lived assets	(1,171)	(1,573)	(6,636)
Impairment of goodwill	0	0	(1,085)
Reorganization and optimization plan expenses	0	(12,054)	0
Operating income (loss)	264,422	139,519	(66,754)
Net interest expense and other financing results	(43,750)	(49,546)	(33,392)
Loss from derivative instruments	(10,490)	(5,183)	(2,297)
Foreign currency exchange results	16,501	(9,189)	(31,707)
Other non-operating (expenses) income, net	(287)	2,185	2,296
Income tax expense	(85,476)	(31,933)	(17,532)
Net income attributable to non-controlling interests	(577)	(367)	(65)
Net income (loss) attributable to Arcos Dorados Holdings Inc.	140,343	45,486	(149,451)
Previously Reported
Segment Reporting Information [Line Items]
Write-offs of property and equipment		(3,094)
Operating Segments
Segment Reporting Information [Line Items]
Revenues	3,618,902	2,659,941	1,984,219
Total adjusted EBITDA	471,889	338,499	118,481
Depreciation and amortization	(113,312)	(115,881)	(122,737)
Operating Segments | Brazil
Segment Reporting Information [Line Items]
Revenues	1,429,105	1,002,781	862,748
Total adjusted EBITDA	242,346	175,603	76,155
Depreciation and amortization	(55,003)	(54,883)	(59,466)
Operating Segments | NOLAD
Segment Reporting Information [Line Items]
Revenues	920,189	780,866	584,646
Total adjusted EBITDA	95,290	85,323	41,496
Depreciation and amortization	(32,377)	(34,810)	(35,812)
Operating Segments | SLAD
Segment Reporting Information [Line Items]
Revenues	1,269,608	876,294	536,825
Total adjusted EBITDA	134,253	77,573	830
Depreciation and amortization	(25,932)	(26,188)	(27,459)
Corporate and Others
Segment Reporting Information [Line Items]
Total adjusted EBITDA	(85,325)	(66,741)	(50,370)
Depreciation and amortization	$ (7,134)	$ (5,372)	$ (5,288)